Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 783,725,000.00
Previously Paid Amount	0.00
Total Fee Amount	108,232.42
Total Offset Amount	0.00
Net Fee	$ 108,232.42
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A